GOLDMAN SACHS ETF TRUST

Goldman Sachs Access Emerging Markets Local Currency Bond ETF

Goldman Sachs Access Emerging Markets USD Bond ETF

(the “Funds”)

Supplement dated December 27, 2019 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated December 27, 2019

The above-listed Funds are not yet in operation and thus are not currently offered by the Goldman Sachs ETF Trust.

This Supplement should be retained with your Prospectus and SAI for future reference.

ACCESSETFGEMDGEMBSTK 12-19